Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenue from contracts with customers	$ 12,365	$ 9,168	$ 12,558
Cost of sales	(8,595)	(6,461)	(8,405)
Gross profit	3,770	2,707	4,153
Selling, general and administrative expenses	(3,203)	(3,323)	(3,406)
Operating income (loss)	567	(616)	747
Non-operating income (expense):
Exchange gain (loss), net	(24)	(60)	7
Interest income	11	16	65
Other income		51	61
Gain on disposal of property, plant and equipment	14	9	16
Total non-operating income	1	16	149
Income (loss) before income taxes	568	(600)	896
Income taxes (note 3)	(101)	146	(209)
Net income (loss)	467	(454)	687
Net profit attributable to non-controlling interests	(24)	(7)	(1)
Net income (loss) attributable to Highway Holdings Limited’s shareholders	$ 443	$ (461)	$ 686
Net income (loss) per share:
- basic (in Dollars per share)	$ 0.11	$ (0.12)	$ 0.18
- diluted (in Dollars per share)	$ 0.11	$ (0.12)	$ 0.18
Weighted average number of shares outstanding:
- basic (in Shares)	4,033,346	4,006,400	3,909,976
- diluted (in Shares)	4,187,731	4,006,400	3,909,976